Notes on the Consolidated Statements of Operations and Comprehensive Loss - Share based payment arrangements - fair value inputs (Details) - 6 months ended Jun. 30, 2019 - 2018 Virtual stock option plan - Spark Networks SE
	USD ($) Months $ / shares	EUR (€)	USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options life (in months) | Months	85
Dividend yield	0.00%
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in usd per share) | $ / shares	$ 8.59
Exercise price (in usd per share) | $	$ 8.99
Volatility	37.10%
Risk-free rate	2.56%
Fair value per Option (per share)		€ 3.68	$ 4.18
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in usd per share) | $ / shares	$ 9.49
Exercise price (in usd per share) | $	$ 9.06
Volatility	38.40%
Risk-free rate	2.57%
Fair value per Option (per share)		€ 4.25	$ 4.79